Balance sheet Components - Schedule of Estimated Future Amortization Expense of Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
2022	$ 4,394
2023	4,394
2024	3,558
2025	2,166
Intangible assets, net	$ 14,512	$ 0